FOREIGN EXCHANGE POSITION	12 Months Ended
Dec. 31, 2011
Foreign Exchange Position [Abstract]
FOREIGN EXCHANGE POSITION

NOTE 41: FOREIGN EXCHANGE POSITION

At December 31, 2011, the EUR equivalent of the assets and liabilities, which are denominated in foreign currency, amounted to EUR 29,678,928 thousand (EUR 31,173,624 thousand for 2010 and EUR 27,067,368 thousand for 2009) and EUR 22,768,716 thousand (EUR 23,830,041 thousand for 2010 and EUR 20,759,384 thousand for 2009), respectively.